Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Property and Equipment

	Leasehold
	improvements	Computers	Total
	$	$	$
Cost:
At December 31, 2018, 2019, and 2020	683,758	70,287	754,045
Depreciation:
At December 31, 2018	257,976	40,647	298,623
Charge for the year	141,958	16,300	158,258
At December 31, 2019	399,934	56,947	456,881
Charge for the year	114,892	7,336	122,228
At December 31, 2020	514,826	64,283	579,109
Net book value:
At December 31, 2019	283,824	13,340	297,164
At December 31, 2020	168,932	6,004	174,936